Corporate History and Merger - Additional Information (Detail) (USD $)						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 04, 2011	Aug. 06, 2010	Aug. 22, 2007	Oct. 24, 2011 Oryon Technologies LLC
Business Combination, Transactions [Line Items]
Authorized common shares at incorporation	600,000,000	600,000,000		600,000,000	100,000,000
Par value of common shares at incorporation	$ 0.001	$ 0.001	$ 0.001	$ 0.006	$ 0.001
Business merger common stock shares issued						16,502,121